Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
Note 16

Provisions and contingent liabilities

(continued)
b) Litigation, regulatory and similar matters
UBS operates in a legal and regulatory environment that exposes it to significant litigation and similar risks arising
from disputes and

regulatory proceedings. As

a result, UBS

is involved in

various disputes and

legal proceedings,
including

litigation,

arbitration,

and

regulatory

and

criminal

investigations.

“UBS,”

“we”

and

“our”

may,

for
purposes of this Note, refer to UBS AG and /

or one or more of its subsidiaries, as applicable.
Such matters are subject

to many uncertainties,

and the outcome and the

timing of resolution are

often difficult to
predict, particularly in the earlier stages of a case.

There are also situations where UBS may enter into a

settlement
agreement. This may occur in order to avoid the

expense, management distraction or reputational implications of continuing

to

contest

liability,

even

for

those

matters

for

which

UBS

believes

it

should

be

exonerated.

The
uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters with respect to

which provisions have

been established and other

contingent liabilities. UBS

makes provisions for
such matters brought

against it when,

in the

opinion of

management after seeking

legal advice, it

is more

likely
than not

that UBS

has a

present legal

or constructive obligation

as a

result of

past events,

it is

probable that

an
outflow of resources

will be required,

and the amount

can be reliably

estimated. Where these

factors are otherwise
satisfied, a

provision may

be established

for claims

that have

not yet

been asserted

against UBS,

but are

nevertheless
expected to be, based on UBS’s experience with similar

asserted claims. If any of those conditions is not met, such matters result in contingent liabilities. If the amount of an obligation cannot be reliably estimated, a liability exists
that is not

recognized even if an

outflow of resources is

probable. Accordingly, no provision is

established even if
the potential

outflow of

resources with

respect to

such matters

could be

significant. Developments relating

to a
matter that occur

after the relevant reporting

period, but prior

to the issuance

of financial statements,

which affect
management’s

assessment

of

the

provision

for

such

matter

(because,

for

example,

the

developments

provide
evidence of

conditions that

existed at

the end

of the

reporting period),

are adjusting

events after

the reporting
period under IAS 10 and must be recognized in

the financial statements for the reporting

period.
Specific litigation, regulatory and other matters are

described below, including all such matters that

management
considers to

be

material

and

others

that

management believes

to

be

of

significance

due

to

potential

financial,
reputational and other effects.

The amount of

damages claimed, the size

of a transaction

or other information is
provided

where

available

and

appropriate

in

order

to

assist

users

in

considering

the

magnitude

of

potential
exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement. When we

make this statement and we expect

disclosure of the amount of a provision

to
prejudice seriously our

position with other

parties in the

matter because it

would reveal what

UBS believes to

be
the

probable

and

reliably estimable

outflow, we

do

not

disclose

that amount.

In

some

cases

we

are

subject to
confidentiality obligations

that preclude

such disclosure.

With respect

to the

matters for

which we

do not

state
whether we have established a provision, either: (a) we have not established a provision, in which case the matter is treated as a contingent liability under the applicable accounting standard; or (b) we have established a provision
but

expect disclosure

of that

fact to

prejudice seriously

our position

with other

parties in

the matter

because it
would reveal the fact that UBS believes an outflow

of resources to be probable and reliably estimable.
With respect to certain litigation, regulatory

and similar matters for which we

have established provisions, we are
able to

estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for
those matters for which we

are able to estimate expected

timing is immaterial relative to

our current and expected
levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions”

table

in

Note

16a

above. It

is

not

practicable

to

provide

an

aggregate

estimate

of

liability

for

our
litigation, regulatory and similar matters as a class of contingent liabilities. Doing so would require

UBS to provide
speculative legal assessments

as to claims

and proceedings that

involve unique fact

patterns or novel

legal theories,
that have

not yet

been initiated

or are

at early

stages of

adjudication, or

as to

which alleged

damages have

not
been quantified by

the claimants. Although

UBS therefore cannot

provide a numerical

estimate of the

future losses
that could arise from litigation,

regulatory and similar matters,

UBS believes that the aggregate

amount of possible
future losses from this class that are more than

remote substantially exceeds the level of

current provisions.
Litigation, regulatory

and similar

matters may

also result

in non-monetary

penalties and

consequences. A

guilty plea
to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate

licenses and regulatory authorizations, and may

permit financial market
utilities to

limit, suspend

or terminate

UBS’s participation

in such

utilities. Failure

to obtain

such waivers,

or any
limitation, suspension

or termination

of licenses,

authorizations or

participations, could

have material

consequences
for UBS.
The

risk

of

loss

associated with

litigation, regulatory

and

similar matters

is

a

component of

operational risk

for
purposes of determining

capital requirements.

Information concerning

our capital requirements

and the calculation
of operational

risk for

this purpose

is included

in the

“Capital management”

section of

the UBS

Group second
quarter 2022 report.
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions Total
Balance as of 31 December 2021 1,338 181 8 310 962 2,798
Balance as of 31 March 2022 1,309 176 8 307 958 2,758
Increase in provisions recognized in the income statement 129 0 0 101 5 235
Release of provisions recognized in the income statement (7) 0 0 (6) (1) (14)
Provisions used in conformity with designated purpose (80) 0 0 (5) (15) (101)
Foreign currency translation /

unwind of discount
(60) (9) 0 (10) (1) (80)
Balance as of 30 June 2022 1,289 168 8 387 946 2,798
1 Provisions, if any,

for the matters described

in items 3

and 4 of

this Note are recorded in

Global Wealth Management, and

provisions, if any,

for the matters described

in item 2 are recorded

in Group Functions.
Provisions, if any, for the matters described in items

1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking,

provisions, if any, for the matters described

in item 5
are allocated between the Investment Bank

and Group Functions, and provisions, if any, for the matters described in item 7 are allocated between Global Wealth Management and Investment Bank.
1. Inquiries regarding cross-border wealth management

businesses
Tax

and regulatory

authorities in

a number

of countries

have made

inquiries, served

requests for

information or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided

by UBS

and other

financial institutions. It

is possible

that the

implementation of

automatic tax
information exchange and other measures relating to cross-border provision of financial services could give rise to further inquiries in the future. UBS has

received disclosure orders from the

Swiss Federal Tax

Administration (FTA)
to transfer

information based on

requests for

international administrative assistance in

tax matters.

The requests
concern a number of UBS

account numbers pertaining to current

and former clients and

are based on

data from
2006 and

2008. UBS

has taken

steps to

inform affected

clients about

the administrative

assistance proceedings

and
their procedural

rights, including the

right to

appeal. The requests

are based

on data

received from

the German
authorities, who

seized certain

data related

to UBS

clients booked

in Switzerland

during their

investigations and
have apparently

shared

this data

with other

European countries.

UBS expects

additional countries

to file

similar
requests.
Since 2013, UBS

(France) S.A., UBS AG

and certain former employees

have been under investigation in

France in
relation to UBS’s cross-border business with

French clients. In connection with this investigation, the

investigating
judges ordered UBS AG to provide bail (“
caution
”) of EUR 1.1 bn.
On 20 February 2019,

the court of

first instance returned

a verdict finding UBS

AG guilty of unlawful

solicitation of
clients on French territory and aggravated laundering of the proceeds of tax fraud, and UBS (France) S.A. guilty of aiding

and abetting

unlawful solicitation

and of

laundering the

proceeds of

tax fraud.

The

court imposed

fines
aggregating EUR 3.7
bn on UBS AG and UBS (France) S.A. and

awarded EUR
800 m of civil damages to the French
state. A trial in the

French Court of Appeal

took place in March

2021. On 13 December 2021,

the Court of Appeal
found UBS

AG guilty

of unlawful

solicitation and aggravated

laundering of

the proceeds

of tax

fraud. The

court
ordered

a

fine

of

EUR
3.75
m,

the

confiscation

of

EUR

bn,

and

awarded

civil

damages

to

the

French

state

of
EUR 800
m. The

court also

found UBS

(France) SA

guilty of

the aiding

and abetting

of unlawful

solicitation and
ordered it to pay a fine of EUR 1.875
m. UBS AG has filed an appeal with

the French Supreme Court to preserve

its
rights.

The

notice

of

appeal

enables

UBS

AG

to

thoroughly

assess

the

verdict

of

the

Court

of

Appeal

and

to
determine next

steps in

the best

interest of

its stakeholders.

The fine

and confiscation

imposed by

the Court

of
Appeal are suspended during the appeal. The civil damages award has been paid to the French state (EUR 99 m of which was deducted from the bail), subject

to the result of UBS’s appeal.
Our

balance sheet

at 30 June

2022 reflected

provisions with

respect to

this matter

in

an amount

of EUR
1.1 bn
(USD 1.15
bn).

The

wide

range

of

possible

outcomes

in

this

case

contributes

to

a

high

degree

of

estimation
uncertainty and the provision

reflects our best estimate

of possible financial implications,

although actual penalties
and civil damages could exceed (or may be less

than) the provision amount.
Our balance

sheet at

30 June 2022

reflected provisions

with respect

to matters

described

in this

item 1

in an

amount
that UBS believes to be appropriate under the applicable accounting standard. As in the case of other matters for
which

we

have

established

provisions,

the

future

outflow

of

resources

in

respect

of

such

matters

cannot

be
determined with

certainty based

on

currently

available information

and

accordingly may

ultimately prove

to

be
substantially greater (or may be less) than the

provision that we have recognized.
2. Claims related to sales of residential mortgage-backed

securities and mortgages
From 2002

through 2007,

prior to

the crisis

in the

US residential

loan market,

UBS was

a substantial

issuer and
underwriter of US residential mortgage-backed securities (RMBS) and was a purchaser and seller of US residential
mortgages.

In November 2018,

the DOJ

filed a

civil complaint

in the

District Court

for the

Eastern District

of New

York. The
complaint

seeks

unspecified

civil

monetary

penalties

under

the

Financial

Institutions

Reform,

Recovery

and
Enforcement Act of

1989 related to

UBS’s issuance, underwriting and

sale of 40

RMBS transactions in

2006 and
2007.

UBS

moved to

dismiss

the

civil

complaint on

6 February

2019.

On

10 December 2019,

the

district

court
denied UBS’s motion to dismiss.

Our

balance sheet

at 30 June

2022 reflected

a

provision with

respect

to matters

described in

this

item

in

an
amount that

UBS believes

to be

appropriate under

the applicable

accounting standard.

As

in

the case

of other
matters for which we have established provisions, the future outflow of resources in respect of this matter cannot be determined with certainty based on currently available information and accordingly may ultimately prove to be substantially greater (or may be less) than the

provision that we have recognized.
3. Madoff
In relation to

the Bernard

L. Madoff Investment

Securities LLC

(BMIS) investment

fraud, UBS

AG, UBS (Luxembourg)
S.A. (now UBS

Europe SE, Luxembourg

branch) and certain

other UBS subsidiaries have

been subject to

inquiries
by a

number of

regulators, including

the Swiss

Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg
Commission

de

Surveillance

du

Secteur Financier.

Those

inquiries

concerned

two

third-party

funds

established
under Luxembourg

law,

substantially all

assets of

which were

with BMIS,

as well

as certain

funds established

in
offshore

jurisdictions

with

either

direct

or

indirect

exposure

to

BMIS.

These

funds

faced

severe

losses,

and

the
Luxembourg funds are in liquidation. The documentation establishing both funds identifies UBS entities in various roles,

including custodian,

administrator,

manager,

distributor and

promoter,

and indicates

that UBS

employees
serve as board members.
In 2009 and 2010, the liquidators

of the two Luxembourg funds

filed claims against UBS entities,

non-UBS entities
and

certain

individuals,

including

current

and

former

UBS

employees,

seeking

amounts

totaling

approximately
EUR 2.1
bn, which includes

amounts that the

funds may be

held liable to

pay the trustee

for the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims

against UBS entities (and non-UBS entities) for purported
losses relating to

the Madoff fraud.

The majority of

these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were inadmissible have been affirmed by the Luxembourg Court of Appeal, and the Luxembourg Supreme Court has dismissed

a further appeal in one of the test

cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities, among

others, in

relation to

the two

Luxembourg
funds and one of

the offshore funds. The

total amount claimed against

all defendants in

these actions was

not less
than USD 2
bn. In

2014, the

US Supreme

Court rejected

the BMIS

Trustee’s motion for

leave to

appeal decisions
dismissing all

claims except

those for

the recovery

of approximately

USD
125
m of

payments alleged

to be

fraudulent
conveyances

and

preference

payments.

In

2016,

the

bankruptcy

court

dismissed

these

claims

against

the

UBS
entities. In February 2019, the Court

of Appeals reversed the dismissal

of the BMIS Trustee’s remaining claims,

and
the US Supreme Court subsequently denied a

petition seeking review of the Court of

Appeals’ decision. The case
has been remanded to the Bankruptcy Court

for further proceedings.
4. Puerto Rico
Declines since 2013 in the market prices of

Puerto Rico municipal bonds and of closed-end funds (funds) that are
sole-managed and

co-managed by

UBS Trust

Company of

Puerto Rico

and distributed

by UBS

Financial Services
Incorporated of

Puerto Rico

(UBS PR)

led to

multiple regulatory

inquiries, which

in 2014

and 2015,

led to

settlements
with

the

Office

of

the

Commissioner

of

Financial

Institutions

for

the

Commonwealth

of

Puerto

Rico,

the

US
Securities and Exchange Commission (SEC)

and the Financial Industry Regulatory Authority.
Since then, UBS

clients in Puerto Rico

who own the funds

or Puerto Rico municipal

bonds and/or who used

their
UBS

account assets

as collateral

for UBS

non-purpose loans

filed customer

complaints and

arbitration demands
seeking aggregate

damages

of USD
3.4
bn, of

which USD
3.2
bn have

been resolved

through settlements,

arbitration
or

withdrawal

of

claims.

Allegations include

fraud,

misrepresentation and

unsuitability of

the

funds

and

of

the
loans.
A

shareholder

derivative

action

was

filed

in

2014

against

various

UBS

entities

and

current

and

certain

former
directors of the

funds, alleging

hundreds of

millions of

US dollars in

losses in

the funds.

In 2021,

the parties

reached
an agreement to settle this matter for

USD

m, subject to court approval.

In

2011,

a

purported

derivative

action

was

filed

on

behalf

of

the

Employee

Retirement

System

of

the
Commonwealth

of

Puerto

Rico

(System)

against

over

defendants,

including

UBS

PR,

which

was

named

in
connection with its

underwriting and consulting

services. Plaintiffs alleged

that defendants violated

their purported
fiduciary duties and

contractual obligations

in connection with

the issuance and

underwriting of USD
3 bn of bonds
by the System

in 2008 and sought

damages of over USD

m. In 2016, the

court granted the System’s

request
to join

the action as

a plaintiff. In

2017, the court

denied defendants’ motion to

dismiss the complaint. In

2020,
the court denied plaintiffs’ motion for summary

judgment.

Beginning

in

2015,

certain

agencies

and

public

corporations

of

the

Commonwealth

of

Puerto

Rico
(Commonwealth) defaulted

on

certain

interest

payments on

Puerto

Rico

bonds. In

2016,

US

federal

legislation
created an oversight board with power to oversee Puerto Rico’s finances and to restructure its debt. The oversight board has imposed a stay

on the exercise of certain

creditors’ rights. In 2017,

the oversight board placed

certain of
the bonds into a bankruptcy-like proceeding

under the supervision of a Federal District Judge.

In

May

2019,

the

oversight

board

filed

complaints

in

Puerto

Rico

federal

district

court

bringing

claims

against
financial, legal and accounting firms that had participated in Puerto Rico municipal bond offerings, including

UBS,
seeking

a

return

of

underwriting

and

swap

fees

paid

in

connection with

those offerings.

UBS

estimates that

it
received approximately USD 125 m in fees in the relevant offerings.
In August 2019,

and February

and November 2020,

four US insurance

companies that

insured issues of

Puerto Rico
municipal bonds sued UBS and several other underwriters of Puerto Rico municipal bonds in three separate cases.
The actions collectively

seek recovery

of an aggregate

of USD

m in damages

from the defendants.

The plaintiffs
in these cases claim

that defendants failed to reasonably investigate financial

statements in the offering materials
for

the

insured

Puerto

Rico

bonds

issued

between

2002

and

2007,

which

plaintiffs

argue

they

relied

upon

in
agreeing

to

insure

the

bonds

notwithstanding that

they

had

no

contractual relationship

with

the

underwriters.
Defendants’ motions

to dismiss

have been

granted in

all three

cases; those

decisions are

being appealed

by the
plaintiffs.
Our balance

sheet at 30 June 2022

reflected provisions with

respect to matters described

in this item 4 in

amounts
that UBS believes to be appropriate under the applicable accounting standard. As in the case of other matters for
which

we

have

established

provisions,

the

future

outflow

of

resources

in

respect

of

such

matters

cannot

be
determined with

certainty based

on

currently

available information

and

accordingly may

ultimately prove

to

be
substantially greater (or may be less) than the

provisions that we have recognized.
5. Foreign exchange, LIBOR and benchmark rates,

and other trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013, numerous authorities commenced investigations concerning possible

manipulation of

foreign

exchange markets

and

precious

metals prices.

As

a

result

of these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission. UBS

was granted

conditional immunity

by the Antitrust

Division of

the DOJ

and by

authorities in

other
jurisdictions

in

connection

with

potential

competition

law

violations

relating

to

foreign

exchange

and

precious
metals businesses.
Foreign exchange-related civil litigation:

Putative class actions have been filed since 2013 in US

federal courts and
in other jurisdictions against

UBS and other banks on

behalf of putative classes of

persons who engaged in foreign
currency transactions with any of the defendant banks. UBS has resolved US federal court class actions relating to foreign currency transactions with

the defendant banks

and persons who

transacted in foreign

exchange futures
contracts and options on such futures

under a settlement agreement that

provides for UBS to pay an

aggregate of
USD 141
m and

provide cooperation

to the

settlement classes.

Certain class

members have

excluded themselves
from that

settlement

and have

filed individual

actions in

US and

English courts

against

UBS and

other banks,

alleging
violations of US and European competition laws

and unjust enrichment.
In

2015, a

putative

class action

was filed

in

federal court

against UBS

and numerous

other banks

on

behalf of
persons and

businesses in

the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-
conspirators for

their own

end use.

In

March 2017,

the court

granted UBS’s

(and the

other banks’)

motions to
dismiss the complaint. The

plaintiffs filed an amended

complaint in August 2017.

In March 2018, the court

denied
the defendants’ motions to

dismiss the amended complaint.

In March 2022, the

court denied plaintiffs’ motion

for
class certification.
LIBOR and other benchmark

-related regulatory matters:

Numerous government agencies conducted investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain times. UBS reached settlements or otherwise concluded investigations relating to benchmark interest rates with the investigating authorities. UBS

was granted conditional leniency or

conditional immunity from authorities
in certain jurisdictions,

including the Antitrust

Division of the DOJ

and the Swiss Competition

Commission (WEKO),
in connection with potential antitrust or competition law violations related to certain rates. However, UBS has not reached a final settlement with WEKO, as the

Secretariat of WEKO has asserted that UBS does

not qualify for full
immunity.
LIBOR and

other benchmark

-related civil

litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal

courts in New

York against UBS

and numerous other banks

on behalf of

parties who transacted in
certain interest rate benchmark-based derivatives. Also

pending in the US

and in other jurisdictions are

a number
of other

actions asserting losses

related to

various products whose

interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt securities,

bonds pledged

as collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through

various

means,

of

certain

benchmark

interest

rates,

including

USD LIBOR,

Euroyen

TIBOR,

Yen

LIBOR,
EURIBOR, CHF LIBOR, GBP LIBOR, SGD SIBOR and

SOR and Australian BBSW, and seek

unspecified compensatory
and other damages under varying legal theories.
USD LIBOR class

and individual actions

in the

US:
In 2013

and 2015,

the district

court in

the USD LIBOR

actions
dismissed, in whole or in part, certain plaintiffs’

antitrust claims, federal racketeering claims,

CEA claims, and state
common law claims, and again dismissed

the antitrust claims in 2016 following

an appeal. In December 2021, the
Second Circuit affirmed the

district court’s dismissal in part

and reversed in part and remanded

to the district court
for further

proceedings. The

Second Circuit,

among other

things, held that

there was

personal jurisdiction

over UBS
and other foreign defendants based on allegations

that at least one alleged co-conspirator undertook an overt

act
in

the

United

States.

Separately, in

2018,

the

Second

Circuit

reversed in

part

the

district

court’s

2015

decision
dismissing certain individual plaintiffs’

claims and certain of these actions

are now proceeding. In 2018,

the district
court denied plaintiffs’ motions for class certification in the USD class actions for claims pending against UBS, and plaintiffs sought permission

to appeal that ruling to

the Second Circuit.

In July 2018, the Second

Circuit denied the
petition to

appeal of

the class

of USD lenders

and in

November 2018

denied the

petition of

the USD exchange
class. In January 2019, a putative class action

was filed in the District Court for the

Southern District of New York
against UBS and numerous other banks on behalf of US residents who, since

1 February 2014, directly transacted
with a defendant

bank in USD LIBOR

instruments. The complaint

asserts antitrust claims.

The defendants moved

to
dismiss

the

complaint

in

August

2019.

In

March

2020

the

court

granted

defendants’

motion

to

dismiss

the
complaint in

its entirety.

Plaintiffs have

appealed the

dismissal. In

March 2022,

the Second

Circuit dismissed

the
appeal

because

appellants, who

had

been

substituted in

to

replace

the

original

plaintiffs

who

had

withdrawn,
lacked standing

to pursue

the appeal.

In August

2020, an

individual action

was filed

in the

Northern District

of
California against

UBS and

numerous other

banks alleging

that the

defendants conspired

to fix

the interest

rate
used as

the basis

for loans

to consumers

by jointly

setting the

USD LIBOR rate

and monopolized

the market

for
LIBOR-based consumer loans and credit cards.

Defendants moved to dismiss the complaint

in September 2021.
Other benchmark

class actions in the US:
Yen LIBOR / Euroyen TIBOR –
In 2014, 2015 and 2017,

the court in one of the

Yen LIBOR / Euroyen TIBOR lawsuits
dismissed certain

of the

plaintiffs’ claims,

including the

plaintiffs’ federal

antitrust and

racketeering claims.

In August
2020, the

court granted

defendants’ motion

for judgment

on the

pleadings and

dismissed the

lone remaining

claim
in the action as impermissibly extraterritorial. Plaintiffs have appealed. In

2017, the court dismissed the other Yen
LIBOR /

Euroyen TIBOR

action in

its entirety

on standing

grounds. In

April 2020,

the appeals

court reversed

the
dismissal and in

August 2020 plaintiffs

in that action filed

an amended complaint

focused on Yen LIBOR. The court
granted in part and denied in part defendants’ motion to dismiss the amended complaint in September 2021 and plaintiffs and the remaining defendants have moved for

reconsideration.

CHF LIBOR

– In 2017, the court

dismissed the CHF LIBOR action on standing

grounds and failure to state a

claim.
Plaintiffs filed

an

amended complaint,

and the

court granted

a

renewed motion

to dismiss

in September

2019.
Plaintiffs appealed. In

September 2021, the

Second Circuit granted

the parties’ joint motion

to vacate the dismissal
and remand the case for further proceedings.

EURIBOR

–

In

2017,

the

court

in

the

EURIBOR

lawsuit

dismissed

the

case

as

to

UBS

and

certain

other

foreign
defendants for lack of personal jurisdiction.

Plaintiffs have appealed.

SIBOR /

SOR

– In

October 2018,

the court

in the

SIBOR /

SOR action dismissed

all but

one of

plaintiffs’ claims

against
UBS.

Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a

renewed

motion

to

dismiss

in

July

2019.
Plaintiffs appealed. In March

2021, the Second Circuit

reversed the dismissal. Plaintiffs

filed an amended complaint
in

October

2021,

which

defendants

have

moved

to

dismiss.

In

March

2022,

plaintiffs

reached

a

settlement

in
principle with the remaining defendants, including UBS. The court granted preliminary approval of the settlement
in June 2022.

BBSW

– In November 2018, the court dismissed the BBSW lawsuit as to UBS and certain other foreign defendants for

lack

of

personal

jurisdiction.

Plaintiffs

filed

an

amended

complaint

in

April

2019,

which

UBS

and

other
defendants moved to dismiss. In February 2020, the court granted in part and denied in part defendants’

motions
to dismiss

the amended

complaint. In

August 2020,

UBS and

other BBSW

defendants joined

a motion

for judgment
on the

pleadings, which

the court

denied in

May 2021.

In February

2022, plaintiffs

reached a

settlement in

principle
with the

remaining defendants, including

UBS. The

court granted

preliminary approval

of the

settlement in

May
2022.
GBP LIBOR

– The court dismissed the GBP LIBOR action

in August 2019. Plaintiffs have appealed.

Government

bonds:

Putative

class

actions

have

been filed

since

2015

in US

federal

courts

against

UBS and

other

banks
on behalf

of persons

who participated

in markets

for US

Treasury

securities

since 2007.

A consolidated

complaint

was
filed in 2017

in the

US District Court for

the Southern District of New

York alleging that the

banks colluded with
respect

to, and

manipulated

prices

of, US

Treasury

securities

sold at

auction

and in

the

secondary

market

and asserting
claims

under

the antitrust

laws and

for unjust

enrichment.

Defendants’

motions

to dismiss

the consolidated

complaint
were

granted

in March

2021.

Plaintiffs

filed

an amended

complaint,

which

defendants

moved

to dismiss

in June

2021.
In March

2022,

the

court

granted

defendants’

motion

to dismiss

that

complaint.

Plaintiffs

have

appealed

the

dismissal.
Similar class

actions

have been

filed concerning

European

government

bonds and

other government

bonds.
In May 2021, the European

Commission issued

a decision finding

that UBS and six other banks

breached European
Union antitrust rules in 2007–2011 relating

to European government bonds.

The European Commission fined UBS
EUR 172
m. UBS is

appealing

the amount

of the fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements

and orders

referred to
above, our balance sheet at 30 June 2022

reflected a provision in an amount

that UBS believes to be appropriate
under the

applicable accounting

standard. As

in the

case of

other matters

for which

we have

established provisions,
the future outflow of resources in respect of such matters

cannot be determined with certainty based on currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
provision that we have recognized.
6. Swiss retrocessions
The Federal Supreme Court of Switzerland ruled in 2012, in

a test case against UBS, that distribution fees paid

to
a firm for distributing third-party

and intra-group investment funds

and structured products must be disclosed

and
surrendered

to

clients

who have

entered

into

a

discretionary

mandate agreement

with

the

firm,

absent a

valid
waiver. FINMA issued a

supervisory note

to all Swiss

banks in response

to the Supreme

Court decision.

UBS has

met
the FINMA requirements and has notified all potentially affected clients.
The Supreme

Court decision

has resulted, and

continues to

result, in a

number of

client requests

for UBS to

disclose
and potentially surrender retrocessions. Client requests are assessed on a case-by-case basis. Considerations taken into account

when assessing

these cases

include, among

other things,

the existence

of a discretionary

mandate and
whether or not the client documentation contained

a valid waiver with respect to distribution

fees.
Our

balance sheet

at 30 June

2022 reflected

a

provision with

respect

to matters

described in

this

item

6

in

an
amount that UBS believes to be appropriate under the applicable accounting standard. The ultimate exposure will depend on client

requests and the resolution

thereof, factors that are

difficult to predict

and assess. Hence, as

in
the case of

other matters for which

we have established provisions,

the future outflow

of resources in

respect of
such matters

cannot be

determined with certainty

based on

currently available information

and accordingly may
ultimately prove to be substantially greater (or

may be less) than the provision that we

have recognized.
7. Communications recordkeeping
The SEC and CFTC are conducting

investigations of UBS and

other financial institutions regarding compliance

with
records preservation requirements

relating to business

communications sent

over unapproved

electronic messaging
channels. UBS is cooperating with the investigations.